LEASES (Schedule of Future Minimum Lease Payments Under Non-Cancelable Leases) (Details) $ in Thousands	Dec. 31, 2025 USD ($)
Ifrs Statement [Line Items]
2026	$ 683
2027	524
2028	434
2029	384
2030	341
Total lease payments	2,366
Less: imputed interest	(168)
Present value of lease liabilities	2,198
Leasehold [Member]
Ifrs Statement [Line Items]
2026	576
2027	471
2028	427
2029	384
2030	341
Total lease payments	2,199
Less: imputed interest	(166)
Present value of lease liabilities	2,033
Motor vehicles [Member]
Ifrs Statement [Line Items]
2026	107
2027	53
2028	7
2029	0
2030	0
Total lease payments	167
Less: imputed interest	(2)
Present value of lease liabilities	$ 165